Convertible Redeemable Preferred Shares - Rollforward of Carrying Amount of Convertible Redeemable Preferred Shares (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Temporary Equity [Line Items]
Beginning Balance	¥ 4,675,579		¥ 4,075,044	¥ 2,242,606
Issuance	849,528			1,588,067
Accretion	2,837,991	$ 434,941	600,535	244,371
Conversion	(8,363,098)
Ending Balance			4,675,579	4,075,044
Series B Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Beginning Balance	330,817		289,925	322,238
Accretion	559,428		40,892	(32,313)
Conversion	(890,245)
Ending Balance			330,817	289,925
Series B+ Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Beginning Balance	516,469		452,625	503,116
Accretion	873,734		63,844	(50,491)
Conversion	(1,390,203)
Ending Balance			516,469	452,625
Series C Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Beginning Balance	504,721		444,523	488,780
Accretion	804,702		60,198	(44,257)
Conversion	(1,309,423)
Ending Balance			504,721	444,523
Series D Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Beginning Balance	1,227,905		1,067,744	928,472
Accretion	170,197		160,161	139,272
Conversion	(1,398,102)
Ending Balance			1,227,905	1,067,744
Series E Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Beginning Balance	2,095,667		1,820,227
Issuance				1,588,067
Accretion	292,699		275,440	232,160
Conversion	(2,388,366)
Ending Balance			¥ 2,095,667	¥ 1,820,227
Series F Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Issuance	849,528
Accretion	137,231
Conversion	¥ (986,759)